UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23306

Collaborative Investment Series Trust

(Exact Name of Registrant as Specified in Charter)

8000 Town Centre Dr., Suite 400

Broadview Heights, OH 44147

 (Address of Principal Executive Offices)

CT Corporation System

1300 East 9th Street

Cleveland, OH  44114

(Name and address of agent for service)

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: December 31

Date of reporting period: December 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Tactical Conservative Allocation Fund

 Class A: TFALX

Class I: TFAZX

Tactical Moderate Allocation Fund

 Class A: TFAMX

 Class I:   TFAUX

Tactical Growth Allocation Fund

 Class A: TFAEX

 Class I:   TFAFX

COLLABORATIVE INVESTMENT SERIES TRUST

Annual Report

December 31, 2020

1-800-869-1679

www.tfafunds.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.tfafunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you. You may also elect to receive all future reports in paper free of charge.

TACTICAL FUNDS

SHAREHOLDER LETTER

DECEMBER 31, 2020 (UNAUDITED)

Dear Shareholders:

I am pleased to present you with the second annual report for the Tactical Conservative Allocation Fund, Tactical Growth Allocation Fund, and the Tactical Moderate Allocation Fund (collectively, the “TFA Multi-Manager Allocation Funds”) for the year ended December 31, 2020. This was the first full year for the funds since they were launched on June 10th of 2019, and what a year 2020 was.

For the year ending December 31, 2020, the Tactical Conservative Allocation Fund Class I Shares returned 2.99%, the Tactical Moderate Allocation Fund Class I Shares returned 4.11% and the Tactical Growth Allocation Fund Class I Shares returned 7.87%.  The TFA Funds’ benchmark, the Wilshire Liquid Alternative Index returned 3.19% during the same period.

In our prior Letter to Shareholders, we talked about the uncertainty surrounding a novel new coronavirus emerging out of China, as well as an upcoming presidential election, one with the potential to ravage global economies and the other with the potential to roil US markets. It turned out that 2020 was a year that will be remembered for many years to come. The COVID-19 virus spread at record speeds which caused the world to go into hiding.  The stock market faced a dramatic selloff from late February to early April.   As a result, the Allocation Fund’s performance lagged in the first and second quarter against its benchmark and the broader market as a whole.  The crash caused a brief bear market but the markets reentered bull territory as stocks steadily recovered during the second half of the year through December, with the S&P500 gaining 16.26% for the year. As the pandemic spread and government officials around the world began to attempt to control the spread by forcing quarantines and the shutdown of businesses. Many Americans found themselves unemployed, and thousands of businesses closed for an unpredictable amount of time. The Federal Reserve cut interest rates to zero and the Treasury Department coordinated a massive stimulus package of forgivable loans to businesses and stimulus checks to individuals.  It took until August for the markets to get to breakeven, which made it the fastest recovery on record. The market plunge and its rebound ran in sync with America’s response to the virus. As the year went on volatility saw a sharp increase as the US presidential election drew closer, reported COVID-19 cases/deaths continued to increase and congressional economic stimulus negotiations remained in gridlock along party lines. As the election results became evident, the market recovered and resumed its upward trend towards all-time highs. Multiple vaccine rollouts and continued fiscal support continued to push the equity markets higher throughout December, in the face of slowing economic numbers.    As a result, the Allocation Funds finished the year in positive territory, while lagging the broader market.

In an environment like this, having a tactical strategy is more important than ever. Our tactical strategies can take advantage of the upside while helping to protect investors from the downside.

Thank you for being a shareholder in the TFA Multi-Manager Allocation Funds and we wish you a healthy 2021.

Sincerely,

Drew K. Horter, President/CEO

Tactical Fund Advisors

TACTICAL FUNDS

SHAREHOLDER LETTER (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

Performance figures represent past performance which is not predictive of future performance.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The performance data quoted here represents past performance. For more current performance information, please call toll-free 1-800-869-1679 or visit our website, www.tfafunds.com. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment in the investment adviser has contractually agreed to reduce its fees and/or absorb expenses until at least February 28, 2021, to ensure that net annual, operating expenses of the Class A Shares and Class I Shares will not exceed 2.20% and 1.95% respectively, subject to the possible recoupment from the Fund within three years after the fees have been waived or reimbursed. Please review the Fund prospectus for more information regarding the Fund’s fees and expenses.

TACTICAL CONSERVATIVE ALLOCATION FUND

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2020 (UNAUDITED)

 TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2020

FUND/INDEX	ONE YEAR	SINCE INCEPTION*	VALUE
Tactical Conservative Allocation Fund - Class A	2.71%	4.45%	$10,703
Tactical Conservative Allocation Fund - Class I	2.99%	4.85%	$10,767
Wilshire Liquid Alternative IndexSM	3.19%	3.83%	$10,603

Cumulative Performance Comparison of $10,000 Investment Since Inception

* Inception date June 10, 2019

This chart assumes an initial investment of $10,000 made on the closing of June 10, 2019 (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions.  Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Wilshire Liquid Alternative IndexSM measures the collective performance of the five Wilshire Liquid Alternative strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid Alternative Index (WLIQA) is designed to provide a broad measure of the liquid alternative market by combining the performance of the Wilshire Liquid Alternative Equity Hedge IndexSM (WLIQAEH), Wilshire Liquid Alternative Global Macro IndexSM (WLIQAGM), Wilshire Liquid Alternative Relative Value IndexSM (WLIQARV), Wilshire Liquid Alternative Multi-Strategy IndexSM (WLIQAMS), and Wilshire Liquid Alternative Event Driven IndexSM (WLIQAED). Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The Fund's total annual operating expenses, per the May 1, 2020 prospectus, are 2.42% for Class A and 1.98% for Class I.

TACTICAL MODERATE ALLOCATION FUND

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2020 (UNAUDITED)

TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2020

FUND/INDEX	ONE YEAR	SINCE INCEPTION*	VALUE
Tactical Moderate Allocation Fund - Class A	3.62%	4.30%	$10,679
Tactical Moderate Allocation Fund - Class I	4.11%	4.74%	$10,749
Wilshire Liquid Alternative IndexSM	3.19%	3.83%	$10,603

Cumulative Performance Comparison of $10,000 Investment Since Inception

* Inception date June 10, 2019

This chart assumes an initial investment of $10,000 made on the closing of June 10, 2019 (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions.  Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Wilshire Liquid Alternative IndexSM measures the collective performance of the five Wilshire Liquid Alternative strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid Alternative Index (WLIQA) is designed to provide a broad measure of the liquid alternative market by combining the performance of the Wilshire Liquid Alternative Equity Hedge IndexSM (WLIQAEH), Wilshire Liquid Alternative Global Macro IndexSM (WLIQAGM), Wilshire Liquid Alternative Relative Value IndexSM (WLIQARV), Wilshire Liquid Alternative Multi-Strategy IndexSM (WLIQAMS), and Wilshire Liquid Alternative Event Driven IndexSM (WLIQAED). Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The Fund's total annual operating expenses, per the May 1, 2020 prospectus, are 4.68% for Class A and 12.00% for Class I.

TACTICAL GROWTH ALLOCATION FUND

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2020 (UNAUDITED)

 TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2020

FUND/INDEX	ONE YEAR	SINCE INCEPTION*	VALUE
Tactical Growth Allocation Fund - Class A	6.73%	6.66%	$11,059
Tactical Growth Allocation Fund - Class I	7.87%	7.53%	$11,200
Wilshire Liquid Alternative IndexSM	3.19%	3.83%	$10,603

Cumulative Performance Comparison of $10,000 Investment Since Inception

* Inception date June 10, 2019

This chart assumes an initial investment of $10,000 made on the closing of June 10, 2019 (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions.  Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Wilshire Liquid Alternative IndexSM measures the collective performance of the five Wilshire Liquid Alternative strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid Alternative Index (WLIQA) is designed to provide a broad measure of the liquid alternative market by combining the performance of the Wilshire Liquid Alternative Equity Hedge IndexSM (WLIQAEH), Wilshire Liquid Alternative Global Macro IndexSM (WLIQAGM), Wilshire Liquid Alternative Relative Value IndexSM (WLIQARV), Wilshire Liquid Alternative Multi-Strategy IndexSM (WLIQAMS), and Wilshire Liquid Alternative Event Driven IndexSM (WLIQAED). Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The Fund's total annual operating expenses, per the May 1, 2020 prospectus, are 4.78% for Class A and 1.94% for Class I.

TACTICAL CONSERVATIVE ALLOCATION FUND

PORTFOLIO ILLUSTRATION

DECEMBER 31, 2020 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Communication Services 1.49%
Utilities 1.88%
Consumer Cyclical 3.79%
Technology 5.75%
Consumer Defensive 1.00%
Money Market Fund 13.12%
Industrials 0.64%
Healthcare 1.81%
Financial Services 2.72%
Exchange Traded Funds 67.80%

Sectors are categorized using Morningstar® classifications.

Excludes written options.

TACTICAL MODERATE ALLOCATION FUND

PORTFOLIO ILLUSTRATION

DECEMBER 31, 2020 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Basic Materials 0.23%
Communication Services 2.24%
Utilities 0.66%
Consumer Cyclical 6.05%
Technology 9.70%
Consumer Defensive 1.29%
Money Market Fund 15.10%
Industrials 0.92%
Healthcare 3.40%
Financial Services 6.63%
Exchange Traded Funds 53.78%

Sectors are categorized using Morningstar® classifications.

Excludes written options.

TACTICAL GROWTH ALLOCATION FUND

PORTFOLIO ILLUSTRATION

DECEMBER 31, 2020 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Communication Services 3.24%
Utilities 0.79%
Consumer Cyclical 5.56%
Technology 13.83%
Consumer Defensive 0.79%
Money Market Fund 18.51%
Industrials 0.49%
Healthcare 3.00%
Exchange Traded Funds 49.70%
Financial Services 4.09%

Sectors are categorized using Morningstar® classifications.

Excludes written options.

TACTICAL CONSERVATIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2020

Shares/Principal		Value

COMMON STOCKS - 13.10%

Beverages - 0.35%
1,018	Coca Cola Co.	$ 55,827
372	PepsiCo, Inc.	55,168
		110,995
Electromedical & Electrotherapeutic Apparatus - 0.18%
206	Masimo Corp. *	55,286

Electronic Computers - 0.92%
2,183	Apple, Inc.	289,662

Industrial Instruments for Measurement, Display & Control - 0.17%
245	Danaher Corp.	54,424

Measuring & Controlling Devices - 0.32%
215	Thermo Fisher Scientific, Inc.	100,143

National Commercial Banks - 0.18%
437	JPMorgan Chase & Co.	55,530

Newspapers: Publishing or Publishing & Printing - 0.17%
3,007	News Corp. Class A	54,036

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.18%
613	Edwards Lifesciences Corp. *	55,924

Pharmaceutical Preparations - 0.59%
356	Johnson & Johnson	56,027
1,572	Merck & Co.	128,590
		184,617
Retail-Auto & Home Supply Stores - 0.24%
166	O'Reilly Automotive, Inc. *	75,127

Retail-Catalog & Mail-Order Houses - 0.73%
71	Amazon.com, Inc. *	231,242

Retail-Variety Stores - 0.31%
679	Walmart, Inc.	97,878

Security Brokers, Dealers & Flotation Companies - 0.17%
94	MarketAxess Holdings, Inc.	53,633

Security & Commodity Brokers, Dealers, Exchanges & Services - 0.52%
304	CME Group, Inc. Class A	55,343
482	Intercontinental Exchange, Inc.	55,570
875	Tradeweb Markets, Inc. Class A	54,644
		165,557
Semiconductors & Related Devices - 0.87%
1,066	Advanced Micro Devices, Inc. *	97,763
140	NVIDIA Corp.	73,108
952	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	103,806
		274,677

The accompanying notes are an integral part of these financial statements.

TACTICAL CONSERVATIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2020

Shares/Principal		Value

Services-Business Services - 1.81%
383	Alibaba Group Holding Ltd. ADR *	$ 89,136
1,496	Lyft, Inc. Class A *	73,498
158	Mastercard, Inc. Class A	56,396
44	MercadoLibre, Inc. (Argentina) *	73,710
231	PayPal Holdings, Inc. *	54,100
1,031	Visa, Inc. Class A	225,511
		572,351
Services-Computer Processing & Data Preparation - 0.17%
262	Verisk Analytics, Inc.	54,389

Services-Computer Programming, Data Processing, Etc. - 1.17%
87	Alphabet, Inc. Class A *	152,480
31	Alphabet, Inc. Class C *	54,308
366	Facebook, Inc. Class A *	99,976
80	Trade Desk, Inc. Class A *	64,080
		370,844
Services-Computer Programming Services - 0.17%
671	Cognizant Technology Solutions Corp.	54,988

Services-Miscellaneous Amusement & Recreation - 0.18%
305	Walt Disney Co. *	55,260

Services-Offices & Clinics of Doctors of Medicine - 0.40%
625	Teladoc Health, Inc. *	124,975

Services-Prepackaged Software - 2.60%
200	Adobe,Inc. *	100,024
149	Ansys, Inc. *	54,206
142	Intuit, Inc.	53,939
1,250	Microsoft Corp. *	278,025
460	PTC, Inc. *	55,021
330	Salesforce.com, Inc. *	73,435
691	Square, Inc. Class A *	150,389
126	Tyler Technologies, Inc. *	55,001
		820,040
Soap, Detergent, Cleaning Preparations, Perfumes & Cosmetics - 0.17%%
394	Procter & Gamble Co.	54,821

Television Broadcasting Stations - 0.18%
1,943	Fox Corp. Class B	56,114

Transportation Services - 0.18%
26	Booking Holdings, Inc. *	57,909

Wholesale-Groceries & Related Products - 0.17%
740	Sysco Corp.	54,952

TOTAL COMMON STOCKS (Cost $3,792,082) - 13.10%		4,135,374

The accompanying notes are an integral part of these financial statements.

TACTICAL CONSERVATIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2020

Shares/Principal		Value

CORPORATE BONDS - 6.10%

Electric, Gas & Sanitary Services - 1.42%
447,000	Berkshire Hathaway Energy Co., 2.375%, 01/15/2021	447,261

Electric Services - 0.48%
150,000	Southern California Edison Co., 2.90%, 03/01/2021	150,612

Hotels & Motels - 1.51%
475,000	Marriott International, Inc., 2.875%, 03/01/2021	475,730

Miscellaneous Business Credit Institution - 0.79%
250,000	IBM Credit, LLC., 1.80%, 01/20/2021	250,166

Motor Vehicles & Passenger Car Bodies - 0.63%
200,000	Daimler Finance North America, LLC. REGS (Germany), 3.00%, 02/22/2021	200,660

Security Brokers, Dealers & Flotation Companies - 0.80%
250,000	Morgan Stanley, 2.50%, 04/21/2021	251,550

Short-Term Business Credit Institutions, Except Agricultural - 0.47%
150,000	John Deere Capital Corp., 2.55%, 01/08/2021	150,027

TOTAL CORPORATE BONDS (Cost $1,923,080) - 6.10%		1,926,006

EXCHANGE TRADED FUNDS - 64.79%
2,634	American Century Focused Dynamic Growth ETF	195,967
1,543	ARK Innovation ETF	192,088
1,330	ARK Next Generation Internet ETF	194,659
3,298	Avantis U.S. Small Cap Value ETF	187,458
4,287	Cambria Tail Risk ETF	88,226
9,890	First Rising Dividend Achievers ETF	395,007
41,845	First Trust Emerging Markets ETF	1,592,621
4,353	First Trust Enhanced Short Maturity ETF	261,354
2,976	First Trust Mid Cap Growth AlphaDEX Fund ETF	194,571
2,806	First Trust NASDAQ Clean Edge Green Energy Index Fund ETF	197,065
33,759	First Trust SSI Strategic Convertible Securities ETF	1,652,841
5,155	Invesco DWA Small Cap Momentum ETF	388,120
3,378	Invesco QQQ Trust Series 1 ETF	1,059,814
4,410	iShares 1-3 Year Treasury Bond ETF	380,936
28,410	iShares 1-5 Year Investment Grade Corporate Bond ETF (b)	1,567,380
691	iShares 20+ Year Treasury Bond ETF	108,991
1,637	iShares 3 - 7 Year Treasury Bond ETF	217,688
1,816	iShares 7-10 Year Treasury Bond ETF	217,829
1,436	iShares Core S&P Small Cap ETF	131,968
3,622	iShares Edge MSCI Min Vol USA ETF	245,861
2,356	iShares Edge MSCI USA Value Factor ETF	204,760
6,927	iShares Global Clean Energy ETF	195,618
996	iShares Russell 2000 ETF	195,276
1,050	iShares S&P 500 Value ETF	134,421
2,138	iShares TIPS Bond ETF	272,916

The accompanying notes are an integral part of these financial statements.

TACTICAL CONSERVATIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2020

Shares/Principal		Value

EXCHANGE TRADED FUNDS – (Continued)
13,806	John Hancock Multifactor Emerging Markets ETF	403,135
31,651	JPMorgan U.S. Aggregate Bond ETF	881,480
10,500	JPMorgan U.S. Minimum Volatility ETF	332,850
6,500	JPMorgan Ultra-Short Income ETF (b)	330,135
32,282	PGIM Ultra Short Bond ETF	1,608,935
13,496	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	366,022
5,821	ProShares VIX Short-Term Futures ETF *	79,981
558	SPDR Dow Jones Industrial Average ETF Trust	170,631
7,019	SPDR S&P 500 ETF Trust (a)	2,624,264
58,383	VanEck Vectors Fallen Angel High Yield Bond ETF	1,874,094
15,672	Vanguard Short-Term Corporate Bond Index Fund ETF (b)	1,304,694
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $18,946,820) - 64.79%		20,449,656

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $782,966) - 3.45%		1,088,493

MONEY MARKET FUND - 13.21%
4,167,918	First American Treasury Obligation Fund Class X 0.04% **	4,167,918
TOTAL FOR MONEY MARKET FUND (Cost $4,167,918) - 13.21%		4,167,918

TOTAL INVESTMENTS (Cost $29,612,866) - 100.65%		31,767,447

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $763,499) - (1.54)%		(485,365)

OTHER ASSETS LESS LIABILITIES, NET - 0.89%		280,498

NET ASSETS - 100.00%		$31,562,580

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield as of December 31, 2020.

(a) Subject to written option contracts.

(b) All or a portion of this security is held as collateral for written options. Total value of collateral is $1,960,884 representing 6.21% of net assets.

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LLC - Limited Liability Company

The accompanying notes are an integral part of these financial statements.

TACTICAL CONSERVATIVE ALLOCATION FUND

SCHEDULE OF PURCHASED OPTIONS

DECEMBER 31, 2020

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at December 31, 2020 by 100.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

TACTICAL CONSERVATIVE ALLOCATION FUND

SCHEDULE OF WRITTEN OPTIONS

DECEMBER 31, 2020

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at December 31, 2020 by 100.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2020

Shares		Value

COMMON STOCKS - 20.72%

Beverages - 0.24%
609	PepsiCo, Inc.	$ 90,315

Electronic Computers - 1.84%
5,290	Apple, Inc.	701,930

Food & Kindred Products - 0.23%
1,493	Mondelez International, Inc. Class A	87,296

Industrial Instruments for Measurement, Display & Control - 0.23%
390	Danaher Corp.	86,635

Measuring & Controlling Devices - 0.65%
538	Thermo Fisher Scientific, Inc.	250,590

Miscellaneous Food Preparations & Kindred Products - 0.24%
946	McCormick & Co., Inc.	90,438

Pharmaceutical Preparations - 1.03%
579	Johnson & Johnson	91,123
3,686	Merck & Co.	301,515
		392,638
Retail-Auto & Home Supply Stores - 0.46%
388	O'Reilly Automotive, Inc. *	175,597

Retail-Catalog & Mail-Order Houses - 1.36%
159	Amazon.com, Inc. *	517,852

Retail-Family Clothing Stores - 0.23%
1,318	TJX Cos., Inc. *	90,006

Retail-Variety Stores - 0.59%
1,554	Walmart, Inc.	224,009

Rubber & Plastics Footwear - 0.23%
615	Nike, Inc.	87,004

Security & Commodity Brokers, Dealers, Exchanges & Services - 0.24%
787	Intercontinental Exchange, Inc.	90,733

Semiconductors & Related Devices - 1.83%
2,772	Advanced Micro Devices, Inc. *	254,220
340	NVIDIA Corp.	177,548
2,441	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	266,167
		697,935
Services-Business Services - 3.32%
852	Alibaba Group Holding Ltd. ADR *	198,286
3,868	Lyft, Inc. Class A *	190,035
265	Mastercard, Inc. Class A	94,589
125	MercadoLibre, Inc. (Argentina) *	209,402
372	PayPal Holdings, Inc. *	87,122
2,228	Visa, Inc. Class A	487,330
		1,266,764

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2020

Shares		Value

Services-Computer Programming, Data Processing, Etc. - 2.43%
252	Alphabet, Inc. Class A *	$ 441,665
50	Alphabet, Inc. Class C *	87,594
856	Facebook, Inc. Class A *	233,825
208	Trade Desk, Inc. Class A *	166,608
		929,692
Services-Miscellaneous Amusement & Recreation - 0.45%
1,661	DraftKings, Inc.	77,336
519	Walt Disney Co. *	94,032
		171,368
Services-Offices & Clinics of Doctors of Medicine - 0.83%
1,595	Teladoc Health, Inc. *	318,936

Services-Prepackaged Software - 4.06%
510	Adobe,Inc. *	255,061
235	Intuit, Inc.	89,265
2,877	Microsoft Corp.	639,902
1,905	Square, Inc. Class A *	414,604
680	Salesforce.com, Inc. *	151,320
		1,550,152
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 0.23%
410	Ecolab, Inc.	88,708

TOTAL FOR COMMON STOCKS (Cost $6,999,650) - 20.72%		7,908,598

CORPORATE BONDS - 10.41%

Electric Services - 0.66%
250,000	Southern California Edison Co., 2.90%, 03/01/2021	251,020

Finance Services - 1.46%
250,000	American Express Co., 3.00%, 02/22/2021	250,475
300,000	American Express Co., 3.70%, 11/05/2021	307,664
		558,139
Fire, Marine & Casualty Insurance - 0.80%
300,000	Progressive Corp., 3.75%, 08/23/2021	306,531

Hotels & Motels - 1.05%
400,000	Marriott International, Inc., 2.875%, 03/01/2021	400,615

Miscellaneous Business Credit Institution - 1.25%
300,000	Ford Motor Credit Co, LLC., 3.336%, 03/18/2021	300,750
175,000	IBM Credit, LLC., 1.80%, 01/20/2021	175,116
		475,866
Motor Vehicles & Passenger Car Bodies - 0.66%
100,000	Daimler Finance North America, LLC. REGS (Germany), 3.00%, 02/22/2021	100,330
150,000	Daimler Finance North America, LLC. REGS (Germany), 3.35%, 05/04/2021	151,439
		251,769
National Commercial Banks - 2.37%
300,000	Bank of America Corp., 5.875%, 01/05/2021	300,000
300,000	Keybank N.A., 3.35%, 06/15/2021	304,091
300,000	Societe Generale REGS (Canada), 2.50%, 04/08/2021	301,740
		905,831

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2020

Shares		Value

Retail-Drug Stores & Proprietary Stores - 0.66%
250,000	CVS Health Corp., 2.125%, 06/01/2021	$ 251,481

Semiconductors & Related Devices - 0.58%
220,000	Xilinx, Inc., 3.00%, 03/15/2021	221,107

Short-Term Business Credit Institutions, Except Agricultural - 0.92%
350,000	John Deere Capital Corp., 2.55%, 01/08/2021	350,062

TOTAL CORPORATE BONDS (Cost $3,955,184) - 10.41%		3,972,421

EXCHANGE TRADED FUNDS - 49.77%
2,115	American Century Focused Dynamic Growth ETF	157,354
1,238	ARK Innovation ETF	154,119
769	ARK Next Generation Internet ETF	112,551
2,591	Avantis U.S. Small Cap Value ETF	147,272
3,817	Cambria Tail Risk ETF	78,554
5,021	First Rising Dividend Achievers ETF	200,539
33,597	First Trust Emerging Markets ETF	1,278,702
3,495	First Trust Enhanced Short Maturity ETF	209,840
2,389	First Trust Mid Cap Growth AlphaDEX Fund ETF	156,193
2,253	First Trust NASDAQ Clean Edge Green Energy Index Fund ETF	158,228
27,105	First Trust SSI Strategic Convertible Securities ETF	1,327,061
4,139	Invesco DWA SmallCap Momentum ETF	311,625
5,335	Invesco QQQ Trust Series 1 ETF	1,673,803
3,002	iShares 1-3 Year Treasury Bond ETF	259,313
35,306	iShares 1-5 Year Investment Grade Corporate Bond ETF (b)	1,947,832
645	iShares 20+ Year Treasury Bond ETF	101,736
1,525	iShares 3 - 7 Year Treasury Bond ETF	202,795
1,692	iShares 7-10 Year Treasury Bond ETF	202,955
5,561	iShares Global Clean Energy ETF	157,043
5,140	iShares MSCI EAFE ETF	375,014
6,754	iShares MSCI Emerging Markets ETF	348,979
1,496	iShares Russell 2000 ETF	293,306
22,432	JPMorgan U.S. Aggregate Bond ETF	624,731
10,500	JPMorgan U.S. Minimum Volatility ETF	332,850
3,936	JPMorgan Ultra-Short Income ETF (b)	199,909
65,129	PGIM Ultra Short Bond ETF (b)	3,246,029
5,289	ProShares VIX Short-Term Futures ETF *	72,671
5,177	SPDR S&P 500 ETF Trust (a)	1,935,577
40,077	VanEck Vectors Fallen Angel High Yield Bond ETF	1,286,472
17,372	Vanguard Short-Term Corporate Bond Index Fund ETF (b)	1,446,219
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $17,844,800) - 49.77%		18,999,272

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $1,024,277) - 4.03%		1,536,290

MONEY MARKET FUND - 15.10%
5,764,595	First American Treasury Obligation Fund Class X 0.04% **	5,764,595
TOTAL FOR MONEY MARKET FUND (Cost $5,764,595) - 15.10%		5,764,595

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2020

Value

TOTAL INVESTMENTS (Cost $35,588,506) - 100.03%	$ 38,181,176

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $984,853) - (2.09)%	(796,601)

OTHER ASSETS LESS LIABILITIES, NET - 2.06%	787,710

NET ASSETS - 100.00%	$ 38,172,285

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield as of December 31, 2020.

(a) Subject to written option contracts.

(b) All or a portion of this security is held as collateral for written options. Total value of collateral is $2,417,848 representing 6.33% of net assets.

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LLC - Limited Liability Company

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

SCHEDULE OF PURCHASED OPTIONS

DECEMBER 31, 2020

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at December 31, 2020 by 100.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

SCHEDULE OF WRITTEN OPTIONS

DECEMBER 31, 2020

CALL OPTIONS - (1.29)% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value
SPDR S&P 500 ETF Trust	Interactive Brokers	(25)	$ (980,000)	$ 392.00	1/15/2021	$ (650)
SPDR S&P 500 ETF Trust	Interactive Brokers	(15)	(520,500)	347.00	3/19/2021	(49,950)
SPDR S&P 500 ETF Trust	Interactive Brokers	(93)	(3,580,500)	385.00	3/19/2021	(67,053)
SPDR S&P 500 ETF Trust	Interactive Brokers	(25)	(922,500)	369.00	4/16/2021	(47,400)
SPDR S&P 500 ETF Trust	Interactive Brokers	(20)	(756,000)	378.00	6/18/2021	(32,780)
SPDR S&P 500 ETF Trust	Interactive Brokers	(20)	(784,000)	392.00	6/18/2021	(20,340)
SPDR S&P 500 ETF Trust	Interactive Brokers	(67)	(2,512,500)	375.00	9/17/2021	(163,145)
SPDR S&P 500 ETF Trust	Interactive Brokers	(15)	(577,500)	385.00	9/17/2021	(27,090)
SPDR S&P 500 ETF Trust	Interactive Brokers	(20)	(786,000)	393.00	9/17/2021	(28,480)
SPDR S&P 500 ETF Trust	Interactive Brokers	(20)	(820,000)	410.00	12/17/2021	(20,800)
SPDR S&P 500 ETF Trust	Interactive Brokers	(15)	(622,500)	415.00	12/17/2021	(13,140)
SPDR S&P 500 ETF Trust	Interactive Brokers	(30)	(1,260,000)	420.00	12/17/2021	(22,830)
Total Call Options (Premiums Received $312,164) - (1.29)%						$ (493,658)

PUT OPTIONS - (0.80)% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value
SPDR S&P 500 ETF Trust	Interactive Brokers	(25)	$ (930,000)	$ 372.00	1/15/2021	$ (10,975)
SPDR S&P 500 ETF Trust	Interactive Brokers	(33)	(1,009,800)	306.00	3/19/2021	(7,788)
SPDR S&P 500 ETF Trust	Interactive Brokers	(17)	(544,000)	320.00	3/19/2021	(5,508)
SPDR S&P 500 ETF Trust	Interactive Brokers	(43)	(1,505,000)	350.00	3/19/2021	(30,616)
SPDR S&P 500 ETF Trust	Interactive Brokers	(25)	(737,500)	295.00	4/16/2021	(7,050)
SPDR S&P 500 ETF Trust	Interactive Brokers	(20)	(592,000)	296.00	6/18/2021	(10,560)
SPDR S&P 500 ETF Trust	Interactive Brokers	(20)	(668,000)	334.00	6/18/2021	(22,140)
SPDR S&P 500 ETF Trust	Interactive Brokers	(67)	(1,876,000)	280.00	9/17/2021	(46,096)
SPDR S&P 500 ETF Trust	Interactive Brokers	(15)	(435,000)	290.00	9/17/2021	(11,745)
SPDR S&P 500 ETF Trust	Interactive Brokers	(20)	(726,000)	363.00	9/17/2021	(46,340)
SPDR S&P 500 ETF Trust	Interactive Brokers	(35)	(1,109,500)	317.00	12/17/2021	(54,670)
SPDR S&P 500 ETF Trust	Interactive Brokers	(30)	(963,000)	321.00	12/17/2021	(49,455)
Total Put Options (Premiums Received $672,689) - (0.80)%						$ (302,943)

TOTAL WRITTEN OPTIONS (Premiums Received $984,853) - (2.09)% **$ (796,601)**

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at December 31, 2020 by 100.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2020

Shares		Value

COMMON STOCKS - 26.78%

Cable & Other Pay Television Services - 0.18%
139	Charter Communications, Inc. Class A *	$ 91,955

Electronic Computers - 2.30%
8,755	Apple, Inc.	1,161,701

Measuring & Controlling Devices 0.87%
941	Thermo Fisher Scientific, Inc.	438,299

Pharmaceutical Preparations - 1.05%
6,446	Merck & Co.	527,283

Retail-Auto & Home Supply Stores - 0.61%
678	O'Reilly Automotive, Inc. *	306,842

Retail-Catalog & Mail-Order Houses - 1.70%
263	Amazon.com, Inc. *	856,573

Retail-Variety Stores - 0.80%
2,798	Walmart, Inc.	403,332

Semiconductors & Related Devices - 2.43%
600	NVIDIA Corp.	313,320
4,270	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	465,601
4,848	Advanced Micro Devices, Inc. *	444,610
		1,223,531
Services-Business Services - 5.04%
1,840	Alibaba Group Holding Ltd. ADR *	428,223
1,418	Farfetch, Ltd. Class A (Cayman Islands) *	90,483
7,702	Lyft, Inc. Class A *	378,399
273	Mastercard, Inc. Class A	97,445
272	MercadoLibre, Inc. (Argentina) *	455,660
384	PayPal Holdings, Inc. *	89,933
621	Pinduoduo, Inc. ADR *	110,333
1,763	Uber Technologies, Inc. *	89,913
3,641	Visa, Inc. Class A	796,396
		2,536,785
Services-Computer Processing & Data Preparation - 0.17%
232	RingCentral, Inc. Class A *	87,921

Services-Computer Programming, Data Processing, Etc. - 3.13%
352	Alphabet, Inc. Class A *	616,929
52	Alphabet, Inc. Class C *	91,098
1,836	Facebook, Inc. Class A *	501,522
363	Trade Desk, Inc. Class A *	290,763
223	Zoom Video Communications, Inc. Class A *	75,222
		1,575,534
Services-Consumer Credit Reporting, Collection Agencies - 0.19%
327	Moody's Corp.	94,909

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2020

Shares		Value

Services-Miscellaneous Business Services - 0.18%
463	Sea Ltd. ADR *	$ 92,160

Services-Offices & Clinics of Doctors of Medicine - 1.11%
2,790	Teladoc Health, Inc. *	557,888

Services-Prepackaged Software - 6.84%
893	Adobe,Inc. *	446,607
367	Atlassian Corp. PLC Class A *	85,830
257	Coupa Software, Inc. *	87,100
857	Datadog, Inc. Class A *	84,363
4,774	Microsoft Corp.	1,061,833
331	Okta, Inc. Class A *	84,160
1,609	Sailpoint Technologies Holdings, Inc. *	85,663
1,638	Salesforce.com, Inc. *	364,504
165	ServiceNow, Inc. *	90,821
76	Shopify, Inc. Class A (Canada) *	86,028
261	Snowflake, Inc. Class A *	73,445
3,722	Square, Inc. Class A *	810,056
250	Twilio, Inc. Class A *	84,625
		3,445,035
Services-Video Tape Rental - 0.18%
172	Netflix, Inc. *	93,006

TOTAL FOR COMMON STOCKS (Cost $11,909,722) - 26.78%		13,492,754

CORPORATE BONDS - 5.30%

Electric, Gas & Sanitary Services - 0.60%
300,000	Berkshire Hathaway Energy Co., 2.375%, 01/15/2021	300,175

Electric Services - 0.20%
100,000	Southern California Edison Co., 2.90%, 03/01/2021	100,408

Finance Services - 0.41%
200,000	American Express Co., 3.70%, 11/05/2021	205,109

Hotels & Motels - 0.25%
125,000	Marriott International, Inc., 2.875%, 03/01/2021	125,192

Miscellaneous Business Credit Institution - 1.04%
200,000	Ford Motor Credit Co, LLC., 3.336%, 03/18/2021	200,500
325,000	IBM Credit, LLC., 1.80%, 01/20/2021	325,216
		525,716
Motor Vehicles & Passenger Car Bodies - 0.50%
100,000	Daimler Finance North America, LLC. REGS (Germany), 3.00%, 02/22/2021	100,330
150,000	Daimler Finance North America, LLC. REGS (Germany), 3.35%, 05/04/2021	151,439
		251,769
National Commercial Banks - 0.80%
200,000	Bank of America Corp., 5.875%, 01/05/2021	200,000
200,000	Societe Generale REGS (Canada), 2.50%, 04/08/2021	201,160
		401,160

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2020

Shares		Value

Savings Institution, Federally Chartered - 0.61%
300,000	HSBC Holdings PLC (United Kingdom), 2.65%, 01/05/2022	$ 306,672

Semiconductors & Related Devices - 0.40%
200,000	Xilinx, Inc., 3.00%, 03/15/2021	201,006

Short-Term Business Credit Institutions, Except Agricultural - 0.49%
250,000	John Deere Capital Corp., 2.55%, 01/08/2021	250,045

TOTAL CORPORATE BONDS (Cost $2,654,591) - 5.30%		2,667,252

EXCHANGE TRADED FUNDS - 46.04%
1,243	American Century Focused Dynamic Growth ETF	92,478
741	ARK Innovation ETF	92,247
372	ARK Next Generation Interenet ETF	54,446
1,536	Avantis U.S. Small Cap Value ETF	87,306
5,906	Cambria Tail Risk ETF	121,545
2,939	First Rising Dividend Achievers ETF	117,384
20,112	First Trust Emerging Markets ETF	765,463
2,092	First Trust Enhanced Short Maturity ETF	125,604
1,421	First Trust Mid Cap Growth AlphaDEX Fund ETF	92,905
1,349	First Trust NASDAQ Clean Edge Green Energy Index Fund ETF	94,740
16,225	First Trust SSI Strategic Convertible Securities ETF	794,376
2,478	Invesco DWA SmallCap Momentum ETF	186,569
6,840	Invesco QQQ Trust Series 1 ETF	2,145,982
5,096	iShares 1-3 Year Treasury Bond ETF	440,192
47,161	iShares 1-5 Year Investment Grade Corporate Bond ETF (b)	2,601,872
998	iShares 20+ Year Treasury Bond ETF	157,415
2,360	iShares 3 - 7 Year Treasury Bond ETF	313,833
2,618	iShares 7-10 Year Treasury Bond ETF	314,029
2,314	iShares Core S&P Small Cap ETF	212,657
5,837	iShares Edge MSCI Min Vol USA ETF	396,216
3,797	iShares Edge MSCI USA Value Factor ETF	329,997
3,329	iShares Global Clean Energy ETF	94,011
479	iShares Russell 2000 ETF	93,913
1,693	iShares S&P 500 Value ETF	216,738
22,252	John Hancock Multifactor Emerging Markets ETF	649,758
29,500	JPMorgan Ultra-Short Income ETF (b)	1,498,305
60,000	PGIM Ultra Short Bond ETF (b)	2,990,400
21,752	Pimco Rafi Dynamic Multi-Factor Emerging Markets Equity ETF	589,932
8,183	ProShares VIX Short-Term Futures ETF *	112,434
899	SPDR Dow Jones Industrial Average ETF Trust	274,905
8,811	SPDR S&P 500 ETF Trust (a)	3,294,257
23,990	VanEck Vectors Fallen Angel High Yield Bond ETF	770,079
36,900	Vanguard Short-Term Corporate Bond Index Fund ETF (b)	3,071,925
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $21,743,654) - 46.04%		23,193,913

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $1,390,675) - 4.09%		2,062,574

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2020

Shares		Value

MONEY MARKET FUND - 18.67%
9,404,960	First American Treasury Obligation Fund Class X 0.04% **	$ 9,404,960
TOTAL FOR MONEY MARKET FUND (Cost $9,404,960) - 18.67%		9,404,960

TOTAL INVESTMENTS (Cost $47,103,602) - 100.88%		50,821,453

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $1,309,137) - (2.03)%		(1,023,419)

OTHER ASSETS LESS LIABILITIES, NET - 1.15%		577,903

NET ASSETS - 100.00%		$ 50,375,937

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield as of December 31, 2020.

(a) Subject to written option contracts.

(b) All or a portion of this security is held as collateral for written options. Total value of collateral is $3,951,635 representing 7.84% of net assets.

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LLC - Limited Liability Company

PLC -  Public Limited Company

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF PURCHASED OPTIONS

DECEMBER 31, 2020

CALL OPTIONS - 3.66% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value
SPDR S&P 500 ETF Trust	Interactive Brokers	15	$ 465,000	$ 310.00	3/19/2021	$ 100,470
SPDR S&P 500 ETF Trust	Interactive Brokers	30	1,047,000	349.00	3/19/2021	93,240
SPDR S&P 500 ETF Trust	Interactive Brokers	10	305,000	305.00	6/18/2021	72,330
SPDR S&P 500 ETF Trust	Interactive Brokers	35	1,120,000	320.00	6/18/2021	215,635
SPDR S&P 500 ETF Trust	Interactive Brokers	25	812,500	325.00	6/18/2021	142,600
SPDR S&P 500 ETF Trust	Interactive Brokers	20	668,000	334.00	6/18/2021	99,490
SPDR S&P 500 ETF Trust	Interactive Brokers	15	537,000	358.00	6/18/2021	46,545
SPDR S&P 500 ETF Trust	Interactive Brokers	15	558,000	372.00	6/18/2021	31,935
SPDR S&P 500 ETF Trust	Interactive Brokers	18	671,400	373.00	6/18/2021	37,242
SPDR S&P 500 ETF Trust	Interactive Brokers	45	1,485,000	330.00	9/17/2021	245,880
SPDR S&P 500 ETF Trust	Interactive Brokers	30	1,005,000	335.00	9/17/2021	158,415
SPDR S&P 500 ETF Trust	Interactive Brokers	15	523,500	349.00	9/17/2021	63,210
SPDR S&P 500 ETF Trust	Interactive Brokers	15	525,000	350.00	9/17/2021	60,615
SPDR S&P 500 ETF Trust	Interactive Brokers	30	1,080,000	360.00	9/17/2021	100,320
SPDR S&P 500 ETF Trust	Interactive Brokers	30	1,089,000	363.00	9/17/2021	91,230
SPDR S&P 500 ETF Trust	Interactive Brokers	18	583,200	324.00	12/17/2021	115,902
SPDR S&P 500 ETF Trust	Interactive Brokers	15	549,000	366.00	12/17/2021	50,865
SPDR S&P 500 ETF Trust	Interactive Brokers	20	742,000	371.00	12/17/2021	59,200
SPDR S&P 500 ETF Trust	Interactive Brokers	20	744,000	372.00	12/17/2021	59,140
Total Call Options (Premiums Paid $1,114,301) - 3.66%						$ 1,844,264

PUT OPTIONS - 0.43% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value
SPDR S&P 500 ETF Trust	Interactive Brokers	45	$ 1,462,500	$ 325.00	3/19/2021	$ 16,650
SPDR S&P 500 ETF Trust	Interactive Brokers	20	700,000	350.00	3/31/2021	16,080
SPDR S&P 500 ETF Trust	Interactive Brokers	60	1,938,000	323.00	6/18/2021	51,600
SPDR S&P 500 ETF Trust	Interactive Brokers	30	1,005,000	335.00	6/18/2021	32,550
SPDR S&P 500 ETF Trust	Interactive Brokers	30	960,000	320.00	9/17/2021	38,700
SPDR S&P 500 ETF Trust	Interactive Brokers	30	966,000	322.00	9/17/2021	38,730
SPDR S&P 500 ETF Trust	Interactive Brokers	15	480,000	320.00	12/17/2021	24,000
Total Put Options (Premiums Paid $276,374) - 0.43%						$ 218,310

TOTAL PURCHASED OPTIONS (Premiums Paid $1,390,675) - 4.09% **$ 2,062,574**

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at December 31, 2020 by 100.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF WRITTEN OPTIONS

DECEMBER 31, 2020

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at December 31, 2020 by 100.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

TACTICAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

+ Due to rounding for financial statement purposes, the Net Asset Value Per Share does not recalculate.

The accompanying notes are an integral part of these financial statements.

TACTICAL FUNDS

STATEMENTS OF OPERATIONS

For the year ended December 31, 2020

Tactical Conservative Allocation Fund	Tactical Moderate Allocation Fund	Tactical Growth Allocation Fund
Investment Income:			
Dividends	$ 406,678	$ 434,515	$ 452,711
Interest	125,477	224,250	204,369
Total Investment Income	532,155	658,765	657,080
Expenses:			
Advisory Fees	451,673	581,548	632,141
Administration Fees	121,495	156,216	170,129
Transfer Agent and Accounting Fees	46,389	47,804	47,317
Audit Fees	16,917	16,917	16,916
Legal Fees	16,724	16,696	16,696
Custody Fees	37,482	46,001	39,341
Shareholder Servicing Fees	54,883	88,115	80,984
Trustee Fees	3,417	2,520	2,915
Distribution Plan (12b-1) Fees - Class A	70	17	18
Printing and Mailing Expense	6,615	7,720	8,125
Miscellaneous Fees	11,153	16,168	13,221
Insurance Fees	1,035	1,035	1,035
Interest Fees	1,883	4,779	4,339
Registration Fees	28,669	27,557	24,174
Total Expenses	798,405	1,013,093	1,057,351
Fees Waived by the Adviser	(90,908)	(107,059)	(65,684)
Fees Voluntarily Waived by Administrator	(52,008)	(66,747)	(72,876)
Net Expenses	655,489	839,287	918,791
Net Investment Loss	(123,334)	(180,522)	(261,711)
Realized Gain (Loss) on:			
Investments	685,365	(454,971)	1,858,597
Capital Gain Distributions from Investment Companies	10,386	8,348	3,789
Written Options	(805,303)	(349,330)	(378,820)
Net Realized Gain (Loss) on Investments and Options	(109,552)	(795,953)	1,483,566
Net Change in Unrealized Appreciation (Depreciation) on:			
Investments	1,046,225	565,308	1,903,280
Written Options	205,895	75,524	157,450
Net Change in Unrealized Appreciation on Investments and Options	1,252,120	640,832	2,060,730
Realized and Unrealized Gain (Loss) on Investments and Options	1,142,568	(155,121)	3,544,296
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 1,019,234	$ (335,643)	$ 3,282,585

The accompanying notes are an integral part of these financial statements.

TACTICAL CONSERVATIVE ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

 * For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

* For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

* For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

The accompanying notes are an integral part of these financial statements.

TACTICAL CONSERVATIVE ALLOCATION FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year/period.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not Annualized.

(c) For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d) Expenses include 0.15% and 0.01% of administrative fees which were voluntarily waived by the administrator for the year/period ended December 31, 2020 and 2019, respectively.

(e) Expenses before reimbursements (excluding interest expense of 0.01% and 0.00%) was 2.55% and 2.30% for year/period ended 2020 and 2019, respectively.

(f) Expenses after reimbursements (excluding interest expense of 0.01% and 0.00%) was 2.13% and 2.00% for year/period ended 2020 and 2019, respectively.

(g) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(h) Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

TACTICAL CONSERVATIVE ALLOCATION FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year/period.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not Annualized.

(c) For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d) Expenses include 0.15% and 0.09% of administrative fees which were voluntarily waived by the administrator for the year/period ended December 31, 2020 and 2019, respectively.

(e) Expenses before reimbursements (excluding interest expense of 0.01% and 0.00%) was 2.29% and 1.86% for year/period ended 2020 and 2019, respectively.

(f) Expenses after reimbursements (excluding interest expense of 0.01% and 0.00%) was 1.88% and 1.75% for year/period ended 2020 and 2019, respectively.

(g) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(h) Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year/period.

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+  Amount calculated is less than $0.005.

(a) Annualized.

(b) Not Annualized.

(c) For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d) Expenses before reimbursements (excluding interest expense of 0.01% and 0.00%) was 2.31% and 4.66% for year/period ended 2020 and 2019, respectively.

(e) Expenses after reimbursements (excluding interest expense of 0.01% and 0.00%) was 2.07% and 2.00% for year/period ended 2020 and 2019, respectively.

(f) Expenses include 0.15% and 0.04% of administrative fees which were voluntarily waived by the administrator for the year/period ended December 31, 2020 and 2019, respectively.

(g) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(h) Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year/period.

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+  Amount calculated is less than $0.005.

(a) Annualized.

(b) Not Annualized.

(c) For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d) Expenses before reimbursements (excluding interest expense of 0.01% and 0.00%) was 2.26% and 1.82% for year/period ended 2020 and 2019, respectively.

(e) Expenses after reimbursements (excluding interest expense of 0.01% and 0.00%) was 1.87% and 1.75% for year/period ended 2020 and 2019, respectively.

(f) Expenses include 0.15% and 0.04% of administrative fees which were voluntarily waived by the administrator for the year/period ended December 31, 2020 and 2019, respectively.

(g) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(h) Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year/period.

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+  Amount calculated is less than $0.005.

(a) Annualized.

(b) Not Annualized.

(c) For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d) Expenses before reimbursements (excluding interest expense of 0.01% and 0.00%) was 2.28% and 4.55% for year/period ended 2020 and 2019, respectively.

(e) Expenses after reimbursements (excluding interest expense of 0.01% and 0.00%) was 2.07% and 2.00% for year/period ended 2020 and 2019, respectively.

(f) Expenses include 0.15% and 0.04% of administrative fees which were voluntarily waived by the administrator for the year/period ended December 31, 2020 and 2019, respectively.

(g) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(h) Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year/period.

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+  Amount calculated is less than $0.005.

(a) Annualized.

(b) Not Annualized.

(c) For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d) Expenses before reimbursements (excluding interest and dividend expense of 0.01% and 0.01%) was 2.17% and 1.86% for year/period ended 2020 and 2019, respectively.

(e) Expenses after reimbursements (excluding interest and dividend expense of 0.01% and 0.01%) was 1.88% and 1.75% for year/period ended 2020 and 2019, respectively.

(f) Expenses include 0.15% and 0.03% of administrative fees which were voluntarily waived by the administrator for the year/period ended December 31, 2020 and 2019, respectively.

(g) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(h) Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2020

1.  ORGANIZATION

The Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, and Tactical Growth Allocation Fund (each a “Fund” and collectively, the “Funds”) are organized as diversified series of the Collaborative Investment Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Delaware. The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds, along with seventeen additional funds are the only series currently authorized by the Board of Trustees (the “Board” or “Trustees”). The Funds commenced investment operations on June 10, 2019. The adviser to the Funds is Tactical Fund Advisors, LLC (the “Adviser”). Each Fund offers two classes of shares: Class A shares and Class I shares. Each class differs as to distribution fees, such that Class I shares have no distribution fees.  See Note 4 to the financial statements for further information regarding the fees for each Class of shares offered by the Funds.

The primary investment objective of each of the Funds is as follows: Tactical Conservative Allocation Fund – seeks to provide capital appreciation with a secondary objective of capital preservation; Tactical Moderate Allocation Fund - seeks to provide capital appreciation; Tactical Growth Allocation Fund - seeks to provide capital appreciation.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of each Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Non-cash dividend income is recorded at fair market value of the securities received.  Interest income is recognized on an accrual basis.  The Funds use the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Funds’ understanding of the appropriate country’s rules and tax rates.

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020

FEDERAL INCOME TAXES: The Funds make no provision for federal income or excise tax.  The Funds intend to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income.  The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2019) or expected to be taken on each Fund’s 2020 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended December 31, 2020, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: Each Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Funds intend to distribute dividends and capital gains at least annually.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of a Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020

OPTIONS: The Funds may invest in put and call options.  When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if a Fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund.  A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund’s portfolio and to generate income or gain for a Fund. The ability of a Fund to successfully utilize options will depend on the Adviser’s ability to predict pertinent market movements, which cannot be assured. The Funds will comply with applicable regulatory requirements when implementing these techniques and instruments. See Note 7 for additional disclosures related to derivative instruments.

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific fund of the Trust will be allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

SHARE CLASS ACCOUNTING: Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the two classes of shares of each Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

SHARE VALUATION: Each Fund’s NAV is calculated once daily for each class of shares, at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The net assets are determined by totaling the value of all portfolio securities, cash and other assets held by a Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets for each class, are divided by the total number of shares outstanding for each class, to determine the NAV of each share.

3.  SECURITY VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board.

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020

Fair Value Pricing Policy

The Board has adopted guidelines for fair value pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.  If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser (“Fair Value Pricing”), subject to oversight by the Board.  The Adviser must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

Fair Value Measurements

GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (domestic and foreign common stocks and exchange traded funds/notes) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020

the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Derivative instruments (put and call options) – Under normal circumstances, options are valued at the closing bid and ask quotations on the valuation date. On days when the closing market quotations are not considered to be reflective of fair value, options will be valued at the average of the bid and ask quotations on the valuation date. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

Fixed income securities (corporate bonds) – The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in Level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

U.S. government obligations – U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Money market funds – Money market funds are generally priced at the ending NAV provided by the service agent of the fund. The money market funds will be categorized as Level 1 within the fair value hierarchy.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020

similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following tables present information about each Fund’s investments measured at fair value as of December 31, 2020, by major security type:

Tactical Conservative Allocation Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 4,135,374	$ -	$ -	$ 4,135,374
Corporate Bonds *	-	1,926,006	-	1,926,006
Exchange Traded Funds	20,449,656	-	-	20,449,656
Purchased Options	1,088,493	-	-	1,088,493
Money Market Fund	4,167,918	-	-	4,167,918
Total	$ 29,841,441	$ 1,926,006	$ -	$ 31,767,447
	Financial Instruments—Liabilities
Categories	Level 1	Level 2	Level 3	Fair Value

Written Options	$ (485,365)	$ -	$ -	$ (485,365)
Total	$ (485,365)	$ -	$ -	$ (485,365)

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020

Tactical Moderate Allocation Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stock *	$ 7,908,598	$ -	$ -	$ 7,908,598
Corporate Bonds *	-	3,972,421	-	3,972,421
Exchange Traded Funds	18,999,272	-	-	18,999,272
Purchased Options	1,536,290	-	-	1,536,290
Money Market Fund	5,764,595	-	-	5,764,595
Total	$ 34,208,755	$ 3,972,421	$ -	$ 38,181,176
	Financial Instruments—Liabilities
Categories	Level 1	Level 2	Level 3	Fair Value

Written Options	$ (796,601)	$ -	$ -	$ (796,601)
Total	$ (796,601)	$ -	$ -	$ (796,601)

Tactical Growth Allocation Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stock *	$ 13,492,754	$ -	$ -	$ 13,492,754
Corporate Bonds *	-	2,667,252	-	2,667,252
Exchange Traded Funds	23,193,913	-	-	23,193,913
Purchased Options	2,062,574	-	-	2,062,574
Money Market Fund	9,404,960	-	-	9,404,960
Total	$ 48,154,201	$ 2,667,252	$ -	$ 50,821,453
	Financial Instruments—Liabilities
Categories	Level 1	Level 2	Level 3	Fair Value

Written Options	$ (1,023,419)	$ -	$ -	$ (1,023,419)
Total	$ (1,023,419)	$ -	$ -	$ (1,023,419)

During the year ended December 31, 2020, there were no transfers between Level 3 in the Funds. The Funds did not hold any Level 3 securities during the period presented.

* Industry classifications of these categories are detailed on each Fund’s Schedule of Investments.

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER:  Under the terms of a management agreement between the Trust and the Adviser, with respect to the Funds (the “Agreement”), the Adviser, subject to the oversight of the Board, provides or arranges to be provided to the Funds such investment advice as its deems advisable and will furnish or arrange to be furnished a

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020

continuous investment program for the Funds consistent with each Fund’s investment objective and policies.  As compensation for its management services, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.30% of the average daily net assets of the Fund. The Adviser delegates day-to-day management of the Funds assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Funds, supervision of the sub-advisers, and for determining the amount of each Fund’s assets that each sub-adviser will manage. The Adviser, not the Funds, pays each sub-adviser.

The Agreement continues for an initial term of two years, and is renewed on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board or by vote of the holders of a majority of the outstanding voting securities of a Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), at a meeting called for the purpose of voting on such approval.  The Agreement may be terminated at any time without the payment of any penalty by the Board or by vote of a majority of the outstanding voting securities of the Funds on not more than 60 days written notice to the Adviser. In the event of its assignment, the Agreement will terminate automatically.

Prior to May 1, 2020, the Adviser contractually agreed to reduce its fees and to reimburse expenses to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation) will not exceed 2.00% of the average daily net assets attributable to the Class A shares and 1.75% for the Class I shares.  As of May 1, 2020, the Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2022 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation) will not exceed 2.20% of the average daily net assets attributable to the Class A shares and 1.95% for the Class I shares.  These fee waivers and expense reimbursements are subject to possible recoupment from each Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment.  This agreement may be terminated only by the Board, on 60 days written notice to the Adviser.

For the year ended December 31, 2020, the Adviser earned $451,673 in advisory fees from the Tactical Conservative Allocation Fund.  During the same period, the Adviser waived fees of $90,908.  As of December 31, 2020, the Tactical Conservative Allocation Fund owed the Adviser $23,055.

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020

For the year ended December 31, 2020, the Adviser earned $581,548 in advisory fees from the Tactical Moderate Allocation Fund.  During the same period, the Adviser waived fees of $107,059. As of December 31, 2020, the Tactical Moderate Allocation Fund owed the Adviser $21,005.

For year ended December 31, 2020, the Adviser earned $632,141 in advisory fees from the Tactical Growth Allocation Fund.  During the same period, the Adviser waived fees of $65,684. As of December 31, 2020, the Tactical Growth Allocation Fund owed the Adviser $54,224.

Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Adviser as follows:

	Tactical Conservative Allocation Fund	Tactical Moderate Allocation Fund	Tactical Growth Allocation Fund
Recoverable Through	Amount Recoverable	Amount Recoverable	Amount Recoverable
December 31, 2022	$ 4,147	$ 12,615	$ 23,870
December 31, 2023	$ 90,908	$ 107,059	$ 65,684

ADMINISTRATION AND COMPLIANCE SERVICES: The Trust, on behalf of the Funds, entered into an Administration and Compliance Agreement with Collaborative Fund Services, LLC (“CFS”). CFS serves as the Funds’ Administrator and provides compliance services to the Funds.  CFS is paid an annual fee of 0.35% of the Funds’ average daily net assets.  Greg Skidmore is the President of CFS, and is also an Interested Trustee. CFS contracted with Empirical Administration, LLC (“Empirical”) to assist with Fund administration and compliance services. Brandon Pokersnik is the owner/President of Empirical, and also an employee of MSS, the Funds’ transfer agent. Mr. Pokersnik also serves as an officer of the Trust.

For the year ended December 31, 2020, CFS earned $121,495 for administration services from the Tactical Conservative Allocation Fund. As of December 31, 2020, the Tactical Conservative Allocation Fund owed CFS $5,536. For the year ended December 31, 2020, CFS voluntary waived $52,008 of fees earned.

For the year ended December 31, 2020, CFS earned $156,216 for administration services from the Tactical Moderate Allocation Fund. As of December 31, 2020, the Tactical Moderate Allocation Fund owed CFS $6,465. For the year ended December 31, 2020, CFS voluntary waived $66,747 of fees earned.

For the year ended December 31, 2020, CFS earned $170,129 for administration services from the Tactical Growth Allocation Fund. As of December 31, 2020, the Tactical Growth Allocation Fund owed CFS $8,515. For the year ended December 31, 2020, CFS voluntary waived $72,876 of fees earned.

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020

TRANSFER AGENT AND FUND ACCOUNTANT: Brandon Pokersnik, the Funds’ CCO and Secretary is an employee of MSS, the Funds’ transfer agent and fund accountant.  MSS receives an annual fee from the Funds of $11.50 per shareholder for transfer agency services. For its services as fund accountant, MSS receives an annual fee from the Funds based on the average net assets of each Fund.

5.  DISTRIBUTION (12B-1) PLAN AND SHAREHOLDER SERVICING FEES

The Trust, on behalf of the Funds, has adopted a distribution plan in accordance with Rule 12b-1 (“Distribution Plan”) under the 1940 Act for the Class A shares with Arbor Court Capital, LLC (“Arbor Court”). Pursuant to the Distribution Plan, each Fund compensates the Arbor Court for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund’s Class A shares.  The Distribution Plan provides that a Fund may pay annually up to 0.25% of the average daily net assets of the Fund’s Class A. Arbor Court is an affiliated entity to the Trust’s transfer agent and fund accountant.  For the year ended December 31, 2020, the Funds accrued $70, $17, and $18 for Class A of Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, and Tactical Growth Allocation Fund, respectively. The Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, and Tactical Growth Allocation Fund owed Arbor Court $0, $36, and $25, respectively, at December 31, 2020 for Distribution fees.

Shareholder servicing fees may be in addition to the Rule 12b-1 fees and any sales charges. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support.  Certain administrative fees, such as sub-transfer agency or sub-administrative fees, may be payable by a Fund. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of a Fund on a sales list, including a preferred or select sales list, or other sales programs.

6.  INVESTMENT TRANSACTIONS

Tactical Conservative Allocation Fund

For the year ended December 31, 2020, purchases and sales of investment securities other than U.S. Government obligations, corporate bonds, short-term investments and derivatives for the Tactical Conservative Allocation Fund aggregated $404,589,978 and $408,800,825, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $600,339, respectively. Purchases and sales of corporate bonds aggregated $403,256 and $6,556,278.

Tactical Moderate Allocation Fund

For the year ended December 31, 2020, purchases and sales of investment securities other than U.S. Government obligations, corporate bonds, short-term investments and derivatives for the Tactical Moderate Allocation Fund aggregated $523,408,667 and $541,880,931, respectively. Purchases and sales of U.S. Government obligations

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020

aggregated $0 and $1,200,678, respectively. Purchases and sales of corporate bonds aggregated $201,628 and $12,854,145, respectively.

Tactical Growth Allocation Fund

For the year ended December 31, 2020, purchases and sales of investment securities other than U.S. Government obligations, corporate bonds, short-term investments and derivatives for the Tactical Growth Allocation Fund aggregated $654,294,765 and $654,110,457, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $600,339, respectively. Purchases and sales of corporate bonds aggregated $201,628 and $10,110,593, respectively.

7.  DERIVATIVE TRANSACTIONS

The Tactical Conservative Allocation Fund considers the average quarter-end notional amounts during the year, categorized by primary underlying risk, to be representative of it's derivative activities during the year ended December 31, 2020.

Average notional value of:

Purchased Options

$  14,540,795

Written Options

$(20,222,153)

The Tactical Moderate Allocation Fund considers the average quarter-end notional amounts during the year, categorized by primary underlying risk, to be representative of it's derivative activities during the year ended December 31, 2020.

Average notional value of:

Purchased Options

$   18,338,155

Written Options

$ (25,568,160)

The Tactical Growth Allocation Fund considers the average quarter-end notional amounts during the year, categorized by primary underlying risk, to be representative of it's derivative activities during the year ended December 31, 2020.

Average notional value of:

Purchased Options

$   20,545,406

Written Options

$ (29,799,239)

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020

As of December 31, 2020, the following financial derivative instruments are included in Investment in Securities at Value (assets) and Written Options at Value (liabilities) in the Statement of Assets and Liabilities:

Tactical Conservative Allocation Fund
Assets	Equity Index Contracts
Call Options Purchased	$ 934,323
Put Options Purchased	154,170
Total Assets	$ 1,088,493

Liabilities	Equity Index Contracts
Call Options Written	$ (293,061)
Put Options Written	(192,304)
Total Liabilities	$ (485,365)

Tactical Moderate Allocation Fund
Assets	Equity Index Contracts
Call Options Purchased	$ 1,450,655
Put Options Purchased	85,635
Total Assets	$ 1,536,290

Liabilities	Equity Index Contracts
Call Options Written	$ (493,658)
Put Options Written	(302,943)
Total Liabilities	$ (796,601)
Tactical Growth Allocation Fund
Assets	Equity Index Contracts
Call Options Purchased	$ 1,844,264
Put Options Purchased	218,310
Total Assets	$ 2,062,574

Liabilities	Equity Index Contracts
Call Options Written	$ (524,901)
Put Options Written	(498,518)
Total Liabilities	$(1,023,419)

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020

For the year ended December 31, 2020, financial derivative instruments had the following effect on the Statement of Operations:

Financial Investment Type	Location	Realized Gain/ (Loss)	Location	Unrealized Gain

Tactical Conservative Allocation Fund
Options Written	Net Realized Loss on Options Written	$(805,303)	Net Change in Unrealized Appreciation (Depreciation) on Options Written	$205,895
Options Purchased	Net Realized Gain on Investments in Securities	$ 774,188	Net Change in Unrealized Appreciation (Depreciation) on Investments in Securities	$ 93,630

Financial Investment Type	Location	Realized Gain/ (Loss)	Location	Unrealized Gain

Tactical Moderate Allocation Fund
Options Written	Net Realized Loss on Options Written	$(349,330)	Net Change in Unrealized Appreciation (Depreciation) on Options Written	$ 75,524
Options Purchased	Net Realized Gain on Investments in Securities	$1,049,604	Net Change in Unrealized Appreciation (Depreciation) on Investments in Securities	$268,829

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020

Financial Investment Type	Location	Realized Gain/ (Loss)	Location	Unrealized Gain

Tactical Growth Allocation Fund
Options Written	Net Realized Loss on Options Written	$(378,820)	Net Change in Unrealized Appreciation (Depreciation) on Options Written	$157,450
Options Purchased	Net Realized Gain on Investments in Securities	$ 707,438	Net Change in Unrealized Appreciation (Depreciation) on Investments in Securities	$420,439

The selling of written call options may tend to reduce the volatility of a Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit a Fund’s gain on the underlying securities.  Written call options expose a Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The Funds engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Funds may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) a Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020

The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford a Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in a Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case a Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that a Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if a Fund does not exercise the option.

The Funds engage in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Funds use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of a Fund, and may also subject a Fund to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Funds recognize a realized gain or loss when the option is sold or expired. Option holdings within a Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to each Fund since they are exchange traded.

8.  CAPITAL SHARE TRANSACTIONS

At December 31, 2020, there were unlimited shares authorized at no par value for the Funds. Transactions in capital for the years ended December 31, 2020 and 2019 were as follows:

Tactical Conservative Allocation Fund
Institutional Class	January 1, 2020 through December 31, 2020		January 1, 2019 through December 31, 2019
	Shares	Amount	Shares	Amount
Shares Sold	1,784,771	$ 17,377,982	5,499,781	$ 55,402,020
Shares Reinvested	31,097	328,701	25,831	268,899
Shares Redeemed	(2,943,490)	(29,535,926)	(1,419,526)	(14,455,762)
Net Increase/(Decrease)	(1,127,622)	$(11,829,243)	4,106,086	$ 41,215,157

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020

Tactical Conservative Allocation Fund
Class A	January 1, 2020 through December 31, 2020		January 1, 2019 through December 31, 2019
	Shares	Amount	Shares	Amount
Shares Sold	833	$ 8,706	2,931	$ 29,803
Shares Reinvested	27	281	17	179
Shares Redeemed	(1,220)	(12,750)	(4)	(43)
Net Increase/(Decrease)	(360)	$ (3,763)	2,944	$ 29,939

Tactical Moderate Allocation Fund
Institutional Class	January 1, 2020 through December 31, 2020		January 1, 2019 through December 31, 2019
	Shares	Amount	Shares	Amount
Shares Sold	1,534,715	$ 14,932,812	11,977,779	$119,628,743
Shares Reinvested	30,884	328,298	17,570	181,325
Shares Redeemed	(5,168,444)	(50,480,349)	(4,802,813)	(48,128,934)
Net Increase/(Decrease)	(3,602,845)	$(35,219,239)	7,192,536	$ 71,681,134

Tactical Moderate Allocation Fund
Class A	January 1, 2020 through December 31, 2020		January 1, 2019 through December 31, 2019
	Shares	Amount	Shares	Amount
Shares Sold	408	$ 4,214	7,472	$ 75,385
Shares Reinvested	1	14	5	51
Shares Redeemed	(3,616)	(37,669)	(4,117)	(41,386)
Net Increase/(Decrease)	(3,207)	$ (33,441)	3,360	$ 34,050

Tactical Growth Allocation Fund
Institutional Class	January 1, 2020 through December 31, 2020		January 1, 2019 through December 31, 2019
	Shares	Amount	Shares	Amount
Shares Sold	2,362,454	$ 23,733,523	8,206,389	$ 82,137,434
Shares Reinvested	211,442	2,258,198	6,872	71,399
Shares Redeemed	(3,258,700)	(32,594,458)	(2,815,716)	(28,099,920)
Net Increase/(Decrease)	(684,804)	$ (6,602,737)	5,397,545	$ 54,108,913

Tactical Growth Allocation Fund
Class A	January 1, 2020 through December 31, 2020		January 1, 2019 through December 31, 2019
	Shares	Amount	Shares	Amount
Shares Sold	3,428	$ 35,643	5,343	$ 54,159
Shares Reinvested	15	158	3	36
Shares Redeemed	(6,108)	(64,257)	(2,347)	(23,964)
Net Increase/(Decrease)	(2,665)	$ (28,456)	2,999	$ 30,231

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020

9.  COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.  TAX MATTERS

Tactical Conservative Allocation Fund

For Federal Income Tax purposes, the cost of investments owned at December 31, 2020 is $29,047,687. As of December 31, 2020, the gross unrealized appreciation on a tax basis totaled $2,402,414 and the gross unrealized depreciation totaled $168,019 for a net unrealized appreciation of $2,234,395.

Tactical Moderate Allocation Fund

For Federal Income Tax purposes, the cost of investments owned at December 31, 2020 is $34,724,030. As of December 31, 2020, the gross unrealized appreciation on a tax basis totaled $2,975,654 and the gross unrealized depreciation totaled $315,109 for a net unrealized appreciation of $2,660,545.

Tactical Growth Allocation Fund

For Federal Income Tax purposes, the cost of investments owned at December 31, 2020 is $46,150,217. As of December 31, 2020, the gross unrealized appreciation on a tax basis totaled $4,072,099 and the gross unrealized depreciation totaled $424,282 for a net unrealized appreciation of $3,647,817.

The difference between the book cost and tax cost of investments of each Fund represents disallowed wash sales for tax purposes.

The permanent reclassifications were mainly due to net operating losses forfeiture and excise tax. At December 31, 2020 the following reclassifications were made:

	Distributable Earnings	Paid in Capital
Tactical Conservative Allocation Fund	$ 438	$ (438)
Tactical Moderate Allocation Fund	$ 180,523	$(180,523)
Tactical Growth Allocation Fund	$ 621	$ (621)

Each Fund’s distributable earnings on a tax basis is determined only at the end of each fiscal year. As of December 31, 2020, each Fund’s most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020

	Tactical Conservative Allocation Fund	Tactical Moderate Allocation Fund	Tactical Growth Allocation Fund
Accumulated undistributed ordinary income (loss)	$ 1,121,655	$ 981,833	$ 1,407,371
Accumulated undistributed capital gain (loss)	76,958	-	4,051
Capital loss carryforward	-	(321,758)	-
Other accumulated losses	(1,282,080)	(1,430,317)	(2,190,632)
Unrealized appreciation (depreciation)	2,234,395	2,660,545	3,647,817
Total Distributable Earnings/(Deficit)	$ 2,150,928	$ 1,890,303	$ 2,868,607

For the year ended December 31, 2020, the cumulative deferred losses on straddles were $1,282,080 for the Tactical Conservative Allocation Fund. For the year ended December 31, 2020, the cumulative deferred losses on straddles were $1,430,317 for the Tactical Moderate Allocation Fund. For the year ended December 31, 2020, the cumulative deferred losses on straddles were $2,190,632 for the Tactical Growth Allocation Fund.

As of December 31, 2020, the Tactical Moderate Allocation Fund has a $321,758 non-expiring short-term capital loss carryforward which can be used to offset capital gains in future years.

During the period June 10, 2019 (commencement of investment operations) through December 31, 2019, the Tactical Conservative Allocation Fund paid an ordinary income distribution of $269,078.

For the year ended December 31, 2020, the Tactical Conservative Allocation Fund paid an ordinary income distribution of $328,982.

During the period June 10, 2019 (commencement of investment operations) through December 31, 2019, the Tactical Moderate Allocation Fund paid an ordinary income distribution of $181,376.

For the year ended December 31, 2020, the Tactical Moderate Allocation Fund paid an ordinary income distribution of $328,327.

During the period June 10, 2019 (commencement of investment operations) through December 31, 2019, the Tactical Growth Allocation Fund paid an ordinary income distribution of $71,435.

For the year ended December 31, 2020, the Tactical Growth Allocation Fund paid an ordinary income distribution of $2,253,292 and a long-term capital gain distribution of $5,064.

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020

11.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of December 31, 2020, TD Ameritrade, Inc. held approximately 90% of the voting securities of the Tactical Conservative Allocation Fund, 88% of the voting securities of the Tactical Moderate Allocation Fund, and 94% of the voting securities of the Tactical Growth Allocation Fund and may be deemed to control the Funds.

12.  NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has concluded these changes do not have a material impact on the Funds’ financial statements and disclosures.

13.  MARKET RISK

Overall market risks may also affect the value of each Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on a Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020

foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

14. CHANGE OF SERVICE PROVIDER (UNAUDITED)

At its November 22, 2019 special meeting, the Board and the Independent Directors, with the approval and recommendation of the Audit Committee, selected Cohen & Company, Ltd.  (“Cohen”), to replace Sanville & Company (“Sanville”), as the Funds’ independent registered public accounting firm for the Funds for the Funds’ fiscal year ending December 31, 2020. For the previous fiscal period, Sanville audited the Funds’ financial statements. Sanville’s audit reports on the financial statements of the Funds for the fiscal period ended December 31, 2019 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principle. In addition, there were no disagreements between the Funds and Sanville on accounting principles, financial statement disclosures or audit scope, which, if not resolved to Sanville’s satisfaction, would have caused Sanville to make reference to the disagreement in their report on the financial statements for such year.

15.  SUBSEQUENT EVENTS

During the tax year ended December 31, 2020, the Tactical Moderate Allocation Fund and Tactical Conservative Allocation Fund each inadvertently failed to distribute to its respective shareholders its accumulated ordinary income from the tax year ended December 31, 2019 in amounts required by Subchapter M of the Internal Revenue Code. In order to meet the distribution requirements under Subchapter M to maintain RIC status, the Tactical Moderate Allocation Fund and Tactical Conservative Allocation Fund each paid a “deficiency dividend,” as described in Section 860(f) of the Internal Revenue Code, in the amounts of $981,833 and $647,982, respectively, to its shareholders on March 9, 2021. The payment of this “deficiency dividend” fulfills each Fund’s distribution requirement for RIC qualification purposes, thereby preserving the Fund’s RIC status for both the December 31, 2019 and December 31, 2020 tax years. CFS has agreed to indemnify each Fund for interest and other expenses, if any, incurred as a result of these distributions.

On February 19, 2021, the Board of Trustees of the Trust approved the reorganization of each Fund into a new series of Tactical Investment Series Trust, subject to the approval of each Fund’s shareholders.

Management has evaluated the impact of all subsequent events on the Funds through the issuance of these financial statements and has noted no other events requiring disclosure or recognition.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, and Tactical Growth Allocation Fund and Board of Trustees of Collaborative Investment Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, purchased options, and written options, of  Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, and Tactical Growth Allocation Fund (the “Funds”), each a series of Collaborative Investment Series Trust, as of December 31, 2020, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the year in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, the results of their operations, the changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial statements and financial highlights for the period ended December 31, 2019, were audited by other auditors whose report dated February 24, 2020, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audit provides a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2019.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

March 11, 2021

TACTICAL FUNDS

EXPENSE ILLUSTRATION

DECEMBER 31, 2020 (UNAUDITED)

 Expense Example

As a shareholder of the Funds, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held during the entire six month period, July 1, 2020 through December 31, 2020.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TACTICAL FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

Tactical Conservative Allocation Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2020	December 31, 2020	July 1, 2020 to December 31, 2020

Actual	$1,000.00	$1,108.38	$11.71
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.03	$11.19

* Expenses are equal to the Fund's annualized expense ratio of 2.21%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Tactical Conservative Allocation Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2020	December 31, 2020	July 1, 2020 to December 31, 2020

Actual	$1,000.00	$1,110.02	$10.40
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.28	$9.93

* Expenses are equal to the Fund's annualized expense ratio of 1.96%, multiplied by the average account value over the period, multiplied by184/366 (to reflect the one-half year period).

Tactical Moderate Allocation Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2020	December 31, 2020	July 1, 2020 to December 31, 2020

Actual	$1,000.00	$1,122.65	$11.95
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.88	$11.34

* Expenses are equal to the Fund's annualized expense ratio of 2.24%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

TACTICAL FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

Tactical Moderate Allocation Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2020	December 31, 2020	July 1, 2020 to December 31, 2020

Actual	$1,000.00	$1,124.03	$10.52
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.23	$9.98

* Expenses are equal to the Fund's annualized expense ratio of 1.97%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Tactical Growth Allocation Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2020	December 31, 2020	July 1, 2020 to December 31, 2020

Actual	$1,000.00	$1,132.95	$11.90
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.98	$11.24

* Expenses are equal to the Fund's annualized expense ratio of 2.22%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Tactical Growth Allocation Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2020	December 31, 2020	July 1, 2020 to December 31, 2020

Actual	$1,000.00	$1,135.67	$10.58
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.23	$9.98

* Expenses are equal to the Fund's annualized expense ratio of 1.97%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

TACTICAL FUNDS

ADDITIONAL INFORMATION

DECEMBER 31, 2020 (UNAUDITED)

PORTFOLIO HOLDINGS

The Funds file their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Fund’s Form N-PORT is available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Funds at 1-800-869-1679, free of charge.

PROXY VOTING

The Funds’ proxy voting policies, procedures and voting records relating to common stock securities in each Fund’s investment portfolio are available without charge, upon request, by calling the Funds’ toll-free telephone number 1-800-869-1679.  The Funds will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Funds’ proxy information is also available on the SEC's website at http://www.sec.gov. Information regarding how the Fund(s) voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 is available without charge, upon request by calling 1-800-869-1679 or referring to the SEC's web site at www.sec.gov.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal year ended December 31, 2020, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

TACTICAL FUNDS

TRUSTEE & OFFICERS

DECEMBER 31, 2020 (UNAUDITED)

The following tables provide information about Board and the senior officers of the Trust. Information about each Trustee is provided below and includes each person’s: name, address, age (as of the date of the Funds’ most recent fiscal year end), present position(s) held with the Trust, principal occupations for the past five years. Unless otherwise noted, the business address of each person listed below is c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147-4003. Unless otherwise noted, each officer is elected annually by the Board.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name Address[2] and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Dean Drulias, Esq. Birth Year: 1947	Trustee	Indefinite/ November 2017 - present	Attorney (self-employed), since 2012	16	None
Shawn Orser Birth Year: 1975	Trustee	Indefinite/ November 2017 - present	CEO, Seaside Advisory (6/2016-Present); Executive Vice President, Seaside Advisory (2009-6/2016).	16	None
Fredrick Stoleru Birth Year: 1971	Trustee	Indefinite/ November 2017 - present	Chief Executive Officer and President of Atlas Resources LLC since February 2017, Senior Vice President, Atlas Energy, 2015-2017, Vice President of the General Partner of Atlas Growth Partners, L.P. since 2013	16	None

The Independent trustees are paid $500 each for meetings.

1The “Fund Complex” consists of the Collaborative Investment Series Trust.

2 The address for each Trustee listed is 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147

TACTICAL FUNDS

TRUSTEE & OFFICERS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address[3] and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex [2] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Brandon E. Lacoff, Esq.[1] Year of Birth: 1974	Trustee	Indefinite/ November 2017 - present	Managing Director of Belpointe Group of Companies since 2004 and Member of Board of Belpointe Asset Management, LLC	16	None
Gregory Skidmore[1] Year of Birth: 1976	Trustee and President	since November 2017	President, Belpointe Asset Management, LLC since 2007.	16	N/A
Brandon Pokersnik Year of Birth: 1978	Secretary and Chief Compliance Officer	since November 2017	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012.	N/A	N/A
Adam Snitkoff Year of Birth: 1965	Treasurer	since November 2017	Tax Attorney (self-employed), since 2012	N/A	N/A

1 Brandon E. Lacoff, Esq. is considered an “Interested” Trustee as defined in the 1940 Act, as amended, because of his ownership interest in the former Adviser.  Gregory Skidmore is considered an “Interested” Trustee as defined in the 1940 Act, as amended, because of his affiliation with the former Adviser.

2The “Fund Complex” consists of the Collaborative Investment Series Trust.

3 The address for each Trustee and Officer listed is 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

PRIVACY NOTICE

COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●  Social Security number and wire transfer instructions

●   account transactions and transaction history

●   investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-800-595-4866

PRIVACY NOTICE (CONTINUED)

COLLABORATIVE INVESTMENT SERIES TRUST

What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

●  open an account or deposit money

●  direct us to buy securities or direct us to sell

     your securities

●  seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●  sharing for affiliates’ everyday business

     purposes – information about your

     creditworthiness.

●  affiliates from using your information to

     market to you.

●  sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control.  They can be financial and non-financial companies.

●  The Collaborative Investment Series Trust

    does not share with non-affiliates so they can

    market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Collaborative Investment Series Trust doesn’t jointly market.

Investment Adviser

Tactical Fund Advisors, LLC

Sub-Advisers

Anchor Capital Management Group, Inc.

Exceed Advisory, LLC

Tuttle Tactical Management, LLC

Synergy Financial Management, LLC

Distributor

Arbor Court Capital, LLC

Transfer and Dividend Disbursing Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank N.A.

Legal Counsel

Thompson Hine LLP

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

Fund Administrator

Collaborative Fund Services, LLC

This report is provided for the general information of Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund and Tactical Growth Allocation Fund shareholders.  It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Funds.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c)

A copy of the registrant’s Code of Ethics is filed herewith. Copies of the code of ethics would be made available free of charge, by writing or calling the Fund at 1-800-869-1679 or by mail to 8000 Town Centre Drive Suite 400 Broadview Heights, OH  44147.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Fred Stoleru is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Stoleru is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

FY 2020

$ 33,000

FY 2019

$ 30,000

(b) Audit-Related Fees

Registrant

FY 2020

$ 0

FY 2019

$ 0

Nature of the fees:

N/A

(c) Tax Fees

Registrant

FY 2020

$ 9,000

FY 2019

$ 6,000

Nature of the fees:

Tax filing and preparation.

(d) All Other Fees

Registrant

FY 2020

$ 0

FY 2019

$ 0

Nature of the fees:

(e)

(1) The Registrant's audit committee has reviewed the scope and plan of the independent public accountants' annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants.

(f)  Not applicable

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY

2020

  N/A

  N/A

FY

2019

  N/A

  N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.  Not applicable.

Item 13.  Exhibits

(a)(1)  EX-99.CODE ETH.  Filed herewith.

(a)(2)  EX-99.CERT.  Filed herewith.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)  EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Collaborative Investment Series Trust

By /s/Gregory Skidmore

* Gregory Skidmore

   Trustee, President and Principal Executive Officer of the Trust

Date:  March 11, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory Skidmore

* Gregory Skidmore

   Trustee, President and Principal Executive Officer of the Trust

Date:  March 11, 2021

By /s/Adam Snitkoff

* Adam Snitkoff

   Treasurer and Principal Financial Officer of the Trust

Date:  March 11, 2021